Evinrude Outboard Engine Wind-Down - Additional Information (Detail) $ in Millions	12 Months Ended
Jan. 31, 2021 CAD ($)
Evinrude Outboard Engine WindDown [Abstract]
Net wind-down costs	$ 136.0